SEGMENTS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Segment Reporting Information [Line Items]
Revenues	$ 5,001	$ 4,901
Gross profit	2,697	2,590
Research and development expenses	353	329
Selling and marketing expenses	984	995
Segments Profitability	972	874
Segments [Member]
Segment Reporting Information [Line Items]
Segments Profitability	1,616	1,514
Generics [Member]
Segment Reporting Information [Line Items]
Revenues	2,398	2,328
Gross profit	1,042	951
Research and development expenses	124	108
Selling and marketing expenses	419	461
Segments Profitability	499	382
Specialty [Member]
Segment Reporting Information [Line Items]
Revenues	2,114	2,052
Gross profit	1,843	1,786
Research and development expenses	227	201
Selling and marketing expenses	499	453
Segments Profitability	$ 1,117	$ 1,132